Related parties - Additional information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) eMPLOYEE	Dec. 31, 2023 EUR (€) eMPLOYEE	Dec. 31, 2022 EUR (€) eMPLOYEE
Disclosure of key management personnel compensation [Line Items]
Customer deposits	€ 691,661,000	€ 650,276,000
Interest paid	€ 41,191,000	€ 33,734,000	€ 14,193,000
Executive board
Disclosure of key management personnel compensation [Line Items]
Number of employees | eMPLOYEE	3	3	3
Key management personnel
Disclosure of key management personnel compensation [Line Items]
Vesting of variable remuneration	€ 12,000	€ 14,000	€ 14,000
Loans and advances outstanding	€ 1,100	€ 1,700
Average interest rate on outstanding commitments made on behalf of entity	0.021	0.021
Loan commitments	€ 145	€ 138
Interest received	28	30
Customer deposits	15,800	13,900
Interest paid	€ 324	€ 197